Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Weighted Average Number of Shares Used for Net Income Per Share	The weighted average number of shares used for the years ended December 31, 2015, 2014 and 2013:

	2015	2014	2013

Basic	3,339,242	3,406,194	3,446,662

Diluted	3,339,242	3,406,194	3,446,662